Organization and principal activities (Details) ¥ in Millions		12 Months Ended
	Nov. 26, 2019 CNY (¥) shares	Mar. 31, 2021 segment	Mar. 31, 2020	Nov. 26, 2019 $ / shares	Sep. 30, 2019
Organization and principal activities
Number of operating segment | segment		4
Number of reportable segment | segment		4
Global offering
Organization and principal activities
Shares issued (in shares) | shares	575,000,000
Price of share issued (in HKD per share) | $ / shares				$ 176
Net proceeds raised by the Company from the global offering | ¥	¥ 90,442
Over-allotment option
Organization and principal activities
Shares issued (in shares) | shares	75,000,000
Ant Group
Organization and principal activities
Equity interest (as a percent)			33.00%		33.00%